Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
12.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

A summary of the Group’s accrued expenses and other current liabilities as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Interest payable	$95,130	$90,570
Operating costs	68,001	57,957
Payroll and employee costs	64,230	55,131
Product and commission costs	49,043	35,309
Indirect taxes payable	46,276	27,869
Overhead costs	29,537	21,656
Marketing expenses	27,438	23,991
Air costs	17,132	29,929
Travel protection cancellation reserve	15,653	15,047
Forward foreign currency contracts	—	24,802
Other	39,560	41,868
Total	$452,000	$424,129

The changes in accrued expenses and other current liabilities are based on the timing of accruals for goods and services and payments.